Risk Management and Fair Value Measurements - Schedule of Financial Derivative Instrument Location (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Risk Management And Fair Value Measurements Abstract
Financial derivative instrument - Other non-current assets	$ 3	$ 1